SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENT INFORMATION

31.	SEGMENT INFORMATION

According to the Group's structure, the businesses are distributed and managed in five operating segments as follows:

• Steel operations

The Steel segment consolidates all operations related to the production, distribution and marketing of flat steel, long steel, metal packaging and galvanized steel, with operations in Brazil, United States, Portugal and Germany. The steel sector supplies the civil construction and steel packaging markets for the country's chemical and food industries, as well as the household appliance, automotive and OEM (engines and compressors) sectors. The Company's steel units produce hot-rolled, cold-rolled, galvanized, and pre-painted steel with great durability. It also produces tinplate, a raw material used in the production of packaging.

Operations in Brazil also involve the production and marketing of long steels, which consolidates the Company's position as a source of complete solutions for civil construction, complementing its portfolio of high value-added products in the steel chain.

Abroad, Lusosider, in Portugal, produces cold rolled and galvanized steels. CSN LLC, in the United States, serves the local market through the import and marketing of steel products. Stahlwerk Thüringen (SWT), located in Germany, produces long steel and is specialized in the production of steel profiles used in civil construction.

In March 2025, the Company acquired the company Gramperfil S.A. which is located in Portugal. This acquisition will complement local operations involving the production, importing, marketing and processing of metal profiles and accessories used in metallic and civil construction.

In November 2025, the Company acquired Galvacolor Jerez, S.L.U., which is located in Spain. Its activities consist of processing and selling steel and steel products.

•	Mining

Covers the mining and marketing activities of iron ore and tin.

Iron ore high quality operations are located in the Iron Quadrangle, in Minas Gerais, which, besides producing, also market iron ore purchased from third parties.

At the end of 2015, CSN and the Asian Consortium formalized a shareholders' agreement to combine assets related to iron ore operations and related logistics, forming a new company that concentrated the Group's main mining activities starting in December 2015. Based in this context, the new company, currently called CSN Mineração S.A., came to hold the lease of Tecar, as well as the Casa de Pedra mine and all Namisa shares, which was incorporated on December 31, 2015. CSN still holds 100% of Minérios Nacional which includes the mines of Fernandinho (operational), Cayman and Pedras Pretas (mineral resources), all located in Minas Gerais.

In addition, CSN controls Estanho de Rondônia S.A., a company with tin mining and smelting units in the state of Rondônia.

On October 7, 2022, CSN Mineração and CSN Energia completed the acquisition of the Quebra-Queixo Hydroelectric Power Plant, which has an installed capacity of 120 MW and located in the city of Ipuaçu – SC. This acquisition allowed CSN Mineração to become self-sufficient in terms of electricity production, which in turn reinforced its industrial competitiveness through greater predictability in costs and the generation of energy from a 100% renewable source.

•	Logistics

i) Railway

CSN has a stake in three railway companies: MRS Logística S.A., which manages Rede Ferroviária Federal S.A.’s former Southest Network, Transnordestina Logística S.A. and FTL - Ferrovia Transnordestina Logística S.A. FTL - Ferrovia Transnordestina Logística S.A., which hold the concession for the former RFFSA Northeast Network in the states of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas.

a) MRS

The rail transport services provided by MRS are fundamental to the supply of raw materials and the transport of final products. The entirety of the iron ore, coal and coke consumed at the Presidente Vargas Plant is transported by MRS, as well as part of the steel produced by CSN both for the domestic market and for export.

The southeastern Brazilian railway system, which spans 1,674 km of railway network, serves the industrial triangle of São Paulo - Rio de Janeiro - Minas Gerais in the Southeast region, connecting mines in Minas Gerais to ports in São Paulo and Rio de Janeiro, and to steel mills belonging to CSN, Companhia Siderúrgica Paulista, or Cosipa and Gerdau Açominas. In addition to providing services to other customers, the line transports iron ore from the Company's Casa de Pedra mine in Minas Gerais, and coke and coal from Itaguaí Port in Rio de Janeiro, to Volta Redonda/RJ and products destined for export to the Ports of Itaguaí and Rio de Janeiro.

b) TLSA e FTL

TLSA and FTL hold the concession of the former RFFSA Northeast network. The northeastern railway system covers 4,238 km of railway network divided into two sections: i) Network I, which includes the sections of São Luiz - Mucuripe, Arrojado - Recife, Itabaiana - Cabedelo, Paula Cavalcante - Macau - and Propriá - Jorge Lins and ii) Network II, which includes the sections of Missão Velha - Salgueiro, Salgueiro - Trindade, Trindade - Eliseu Martins and Missão Velha - Porto de Pecém.

It also connects to the main ports in the region, thus offering an important competitive advantage through opportunities for combined transport solutions and tailor-made logistics projects.

ii. Port

The port logistics sector consolidates the operation of the Sepetiba terminal built after the port modernization law (Federal Law 8.630/1993) which allowed for the transfer of port activities to private initiatives. The Sepetiba terminal offers the infrastructure required to meet all the needs of exporters, importers and shipowners. Its installed capacity exceeds that of most Brazilian terminals.

It has berths and large storage area, as well as the most modern and appropriate equipment, systems, and intermodal connections.

The Company's ongoing investment in terminal projects has consolidated the Itaguaí Port Complex as one of the most modern of its kind in Brazil.

iii. Road Transport

On April 1, 2025, CSN completed the acquisition of Estrela Comércio e Participações S.A., Grupo Estrela’s (“Grupo Estrela”) holding company.

Founded in the 1970s to initially meet road transport needs, Grupo Estrela currently comprises an "Integrated Logistics System", which seeks integrate modes of transport, especially in road-rail operations and transport in the steel, mining, solid bulk, automotive and dry cargo sectors in general. The Tora Group’s services portfolio also includes terminal management, storage, operation of bonded warehouses, and production chain and light vehicle fleet management services, including the rental and resale of used vehicles.

Grupo Estrela maintains a national and international presence in the transport sector. The Group relies on more than 70 branches distributed throughout Brazil. It currently operates at four multimodal terminals located in the Southeast region of Brazil and a border terminal located in the city of Uruguaiana/RS. With regards to bonded warehouses, the Tora Group operates a terminal located in the city of Betim/MG that receives goods imported from the Brazil’s largest ports and airports.

In March 2024, the Estrela Group started its activities in the light vehicle segment (fleet management, rental and resale of used vehicles), through the acquisition of the Lokamig Group.

•	Energy

CSN is one of the largest industrial consumers of electricity in Brazil. As energy is a fundamental input in its production process, the Company owns electric power generation assets, and with the acquisitions made in 2022, it achieved energy self-sufficiency before coming to operate in the sector as an electric power generation player through the commercialization of its surplus.

With the acquisitions, the CSN group now offers a portfolio of generation assets with a total installed capacity of 2,011 MW, which comprise the following assets:

1.       Itá Hydroelectric Power Plant, located in the state of Santa Catarina, in which CSN holds a 29.50% stake through the Itá Energética S.A SPE, with an installed capacity equivalent to its 428 MW stake,

2.       Igarapava Hydroelectric Power Plant Consortium, which operates a hydrological complex located in Minas Gerais and in which CSN holds a 17.92% stake, with installed capacity equivalent to its total stake of 38 MW,

3.       Thermoelectric Cogeneration Center CTE#1, CTE#2 and TRT – Top Recovery Turbine, operating at Presidente Vargas Plant with installed capacity of 10 MW, 235 MW and 22 MW respectively, using industrial gases recirculated from steel production as fuel,

4.       Sacre II Small Hydroelectric Power Plant, which is located in the state of Mato Grosso and has an installed capacity of 30 MW, of which CSN Cimentos Brasil S.A. holds full control of the asset through indirect control of the Brasil Central Energia SPE,

5.       Santa Ana Small Hydroelectric Power Plant, which is located in the state of Santa Catarina and has an installed capacity of 6.3 MW, of which CSN Cimentos Brasil S.A. holds full control of the asset through direct control of the Santa Ana Energética SPE,

6.       Quebra Queixo Hydroelectric Power Plant, located in the state of Santa Catarina, with an installed capacity of 120 MW, of which CSN Mineração S.A. holds full control of the asset through direct control of the Companhia Energética Chapecó - CEC SPE,

7.       Cachoeira dos Macacos Small Hydroelectric Power Plant, which is located in the state of Minas Gerais and has an installed capacity of 3.4 MW, of which CSN Cimentos Brasil S.A. holds full control of the asset through the acquisition of LafargeHolcim (Brasil) S.A.,

8.       Companhia Estadual de Geração de Energia Elétrica – CEEE-G, located in Rio Grande do Sul state, with a platform of 13 own Hydroelectric Plants, wind and solar assets, plus minority participation in other ventures, reflecting an installed capacity of 1,119 MW.

•	Cement

The Cement segment, which operates through CSN Cimentos Brasil, consolidates the production, commercialization, and distribution operations of cement, aggregates, and concrete. In the factories located in the Southeast, the slag used is the same produced by the blast furnaces of the Presidente Vargas Plant itself, in Volta Redonda/RJ.

The Company grew in this segment through the acquisition of Elizabeth Cimentos S.A. on August 31, 2021, and LafargeHolcim (Brazil) S.A. on September 6, 2022. With these acquisitions, the cement production capacity was increased by 12.3 million tons per year, and the product portfolio came to include, in addition to Cement, also Aggregates and Concrete. With all combined operations, CSN's Cement segment is currently the second largest in Brazil, from the perspective of effective productive capacity, totaling 17 million tons.

The cement plants are located in the states of Minas Gerais (Arcos, Pedro Leopoldo, Barroso, and Montes Claros), Rio de Janeiro (Volta Redonda, Cantagalo, and Rio de Janeiro), Paraíba (Alhandra and Caaporã), Espírito Santo (Vitória), Bahia (Candeias), Goiás (Cocalzinho de Goiás), and São Paulo (Sorocaba). The production process occurs basically through grinding the main raw materials which include clinker, limestone, gypsum, and slag.

The sites are divided into two modalities: integrated factories and milling. The integrated factories have limestone mine and furnace for clinker production, they are Arcos, Barroso, Pedro Leopoldo, Montes Claros, Alhandra, Caaporã and Cantagalo. The grinding mills do not produce their own clinker, they are supplied with their own clinker (transfer between plants) and/or third-party sources, which are: Volta Redonda, Rio de Janeiro, Vitória, Candeias, Cocalzinho and Sorocaba.

The company currently serves the cement market with a broad product portfolio suitable for both the technical segment and the distribution market, according to ABNT NBR 16697. The cement is marketed in both bagged and bulk form.

In addition to the above operations, CSN Cimentos Brasil also holds two electric power generation assets acquired on June 30, 2022: the Santa Ana Small Hydroelectric Power Plant (PCH), located in the municipality of Angelina – SC, with an installed capacity of 6.50 MW, and the Sacre II Small Hydroelectric Power Plant (PCH), located in the municipality of Brasnorte – MT, with an installed capacity of 30 MW.

On August 31, 2023, an Extraordinary General Meeting approved the merger of CSN Cimentos by CSN Cimentos Brasil, with the consequent transfer of the entire patrimony, assets (movable and immovable), rights, and obligations, according to the terms of the "Incorporation Protocol and Justification of CSN Cimentos S.A. by CSN Cimentos Brasil S.A.". Thus, CSN Cimentos was extinguished, all its shares were cancelled, and, in replacement, its shareholders received shares of CSN Cimentos Brasil. All activities carried out by CSN Cimentos are now carried out by CSN Cimentos Brasil. On June 30, 2023, the Appraisal Report of CSN Cimentos' equity was prepared, serving as the basis for defining a capital increase in CSN Cimentos Brasil in the amount of R$ 2,383,276.

•	Sales by geographic area

Sales by geographic area are determined based on customers' location. National sales on a consolidated basis are represented by revenues from customers located in Brazil and export sales represent revenues from customers located abroad.

Result by segment

For the purposes of preparing and presenting information by business segment, Management decided to maintain the proportional consolidation of the jointly controlled companies, as historically presented. For the purpose of consolidating the income statement, the values of these companies are eliminated in the column "Corporate expenses/elimination".

										12/31/2025
P&L	Ref.	Steel	Mining	Logistics			Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads	Road transport
Net revenues	27	22,025,804	15,400,473	303,839	3,114,434	955,943	682,068	4,905,993	(2,590,608)	44,797,946
In Brazil		16,005,141	1,621,818	303,839	3,114,434	935,551	682,068	4,905,989	(5,282,884)	22,285,956
Abroad		6,020,663	13,778,655			20,392		4	2,692,276	22,511,990
Cost of sales and services	28	(19,980,031)	(10,052,663)	(242,931)	(1,734,809)	(833,177)	(480,426)	(3,353,074)	4,272,890	(32,404,221)
Gross profit		2,045,773	5,347,810	60,908	1,379,625	122,766	201,642	1,552,919	1,682,282	12,393,725
General and administrative expenses	28	(1,304,105)	(341,612)	(13,664)	(293,003)	(48,793)	(35,418)	(1,123,892)	(2,851,825)	(6,012,312)
Other operating income/(expenses), net	29	(1,151,153)	(436,614)	(9,226)	(39,806)	(13,036)	(32,790)	308,289	(709,147)	(2,083,483)
Equity in results of affiliated companies	10								518,744	518,744
Operating result before Financial Income and Taxes		(409,485)	4,569,584	38,018	1,046,816	60,937	133,434	737,316	(1,359,946)	4,816,674

Sales by geographic area
Asia			13,135,426						2,674,779	15,810,205
North America		1,055,824								1,055,824
Latin America		42,956				20,392		4		63,352
Europe		3,664,868	643,229							4,308,097
Others		1,257,014							17,498	1,274,512
Foreign market		6,020,662	13,778,655			20,392		4	2,692,277	22,511,990
Domestic market		16,005,141	1,621,818	303,839	3,114,434	935,551	682,068	4,905,989	(5,282,884)	22,285,956
Total		22,025,804	15,400,473	303,839	3,114,434	955,943	682,068	4,905,993	(2,590,608)	44,797,946

										12/31/2024
P&L	Ref.	Steel	Mining	Logistics			Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads	Road transport
Net revenues	27	23,178,678	13,092,645	352,508	2,892,041		521,465	4,766,343	(1,116,220)	43,687,460
In Brazil		16,901,495	1,510,550	352,508	2,892,041		521,465	4,766,343	(4,604,004)	22,340,398
Abroad		6,277,183	11,582,095						3,487,784	21,347,062
Cost of sales and services	28	(21,759,435)	(8,202,297)	(262,061)	(1,674,401)		(419,138)	(3,384,409)	3,711,045	(31,990,696)
Gross profit		1,419,243	4,890,348	90,447	1,217,640		102,327	1,381,934	2,594,825	11,696,764
General and administrative expenses	28	(1,289,952)	(267,173)	(11,336)	(266,128)		(48,674)	(815,797)	(3,610,236)	(6,309,296)
Other operating income/(expenses), net	29	(864,103)	(10,803)	(13,266)	270,024		(61,065)	(94,899)	(791,382)	(1,565,494)
Equity in results of affiliated companies	10								448,048	448,048
Operating result before Financial Income and Taxes		(734,812)	4,612,372	65,845	1,221,536		(7,412)	471,238	(1,358,745)	4,270,022

Sales by geographic area
Asia			10,698,348						3,487,784	14,186,132
North America		1,750,998								1,750,998
Latin America		70,752								70,752
Europe		4,455,433	825,935							5,281,368
Others			57,812							57,812
Foreign market		6,277,183	11,582,095						3,487,784	21,347,062
Domestic market		16,901,495	1,510,550	352,508	2,892,041		521,465	4,766,343	(4,604,004)	22,340,398
Total		23,178,678	13,092,645	352,508	2,892,041	-	521,465	4,766,343	(1,116,220)	43,687,460

									12/31/2023
P&L	Ref.	Steel	Mining	Logistics		Energy	Cement	Corporate expenses/elimination	Consolidated
				Port	Railroads
Net revenues		22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950
In Brazil		16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Abroad		6,201,221	15,331,475					1,826,714	23,359,410
Cost of sales and services	26	(21,008,013)	(9,931,881)	(248,938)	(1,492,728)	(441,281)	(3,644,362)	3,292,014	(33,475,189)
Gross profit		1,709,473	7,203,767	17,011	1,152,221	104,454	866,191	909,644	11,962,761
General and administrative expenses	26	(1,218,767)	(421,218)	(10,558)	(218,878)	(57,854)	(557,585)	(2,005,123)	(4,489,983)
Other operating income/(expenses), net	27	(1,065,188)	(974,590)	(675)	10,390	188,866	(253,931)	(542,032)	(2,637,160)
Equity in results of affiliated companies	9							351,131	351,131
Operating result before Financial Income and Taxes		(574,482)	5,807,959	5,778	943,733	235,466	54,675	(1,286,380)	5,186,749

Sales by geographic area
Asia		14,714,924					1,826,714	16,541,638
North America	1,671,773							1,671,773
Latin America	132,219							132,219
Europe	4,397,229	616,551						5,013,780
Foreign market	6,201,221	15,331,475					1,826,714	23,359,410
Domestic market	16,516,265	1,804,173	265,949	2,644,949	545,735	4,510,553	(4,209,084)	22,078,540
Total	22,717,486	17,135,648	265,949	2,644,949	545,735	4,510,553	(2,382,370)	45,437,950

Accounting Policy

An operating segment is a component of the Group committed to the business activities, from which it can earn revenue and incur expenses, including income and expenses related to transactions with any other components of the Group. All results of operating segments are regularly reviewed by CSN’s Executive Board to make decisions about the resources to be allocated to the segment and to evaluate its performance, and for which different financial information is available.